Parent company only condensed financial information - Schedule of Condensed Statements of Comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (102,831)	$ (14,909)	¥ (137,533)	¥ (136,581)
Loss from operations	(152,023)	(22,041)	(258,503)	(322,377)
Others, net	20,578	2,984	58,020	11,238
Loss before income tax	(135,169)	(19,597)	(204,676)	(313,429)
Net loss	(134,251)	(19,464)	(204,094)	(312,146)
Parent company
Operating expenses:
Operating expenses:	(13,079)	(1,896)	(22,424)	(37,874)
General and administrative expenses	(13,079)	(1,896)	(22,424)	(37,874)
Loss from operations	(13,079)	(1,896)	(22,424)	(37,874)
Loss from subsidiaries and VIEs	(120,953)	(17,537)	(178,242)	(272,791)
Others, net	9,725	1,410	881	6,518
Loss before income tax	(124,307)	(18,023)	(199,785)	(304,147)
Net loss	¥ (124,307)	$ (18,023)	¥ (199,785)	¥ (304,147)